Related Party Transactions (Details) - Schedule of related party notes payable maturities - USD ($)	Dec. 31, 2023	Jun. 30, 2022
Schedule of Related Party Notes Payable Maturities [Abstract]
2024	$ 105,876	$ 2,815,231
2025	1,070,923	152,738
2026		103,031
2027	1,308,779	$ 22,250
Related party notes payable	$ 2,485,578